DEFERRED TAX ASSETS - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 98,862	¥ 113,418
(Credited)/Charged to comprehensive income statement	16,854	(14,556)
Balance at end of year	115,716	98,862
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	7,003	7,828
(Credited)/Charged to comprehensive income statement	(2,230)	(825)
Balance at end of year	4,773	7,003
Impairment provision for fixed assets and construction-in-progress [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	4,155	2,739
(Credited)/Charged to comprehensive income statement	2,793	1,416
Balance at end of year	6,948	4,155
Impairment provision for materials and supplies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	5,994	11,837
(Credited)/Charged to comprehensive income statement	1,126	(5,843)
Balance at end of year	7,120	5,994
Difference in accounting base and tax base of the government grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	25,720	24,952
(Credited)/Charged to comprehensive income statement	(201)	768
Balance at end of year	25,519	25,720
Difference in accounting base and tax base of employee benefits obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	39,655	35,207
(Credited)/Charged to comprehensive income statement	992	4,448
Balance at end of year	40,647	39,655
Loss on disposal of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	16,285	30,805
(Credited)/Charged to comprehensive income statement	14,424	(14,520)
Balance at end of year	30,709	16,285
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	50	50
(Credited)/Charged to comprehensive income statement	¥ (50)
Balance at end of year		¥ 50